Offsetting, enforceable master netting arrangements, and similar agreements (Tables)	12 Months Ended
Dec. 31, 2025
Text block 1 [Abstract]
Summary of Financial Instruments Set Off in Statement of Financial Position
The table below presents the details relating to the effect (or potential effect) of enforceable master netting arrangements and similar netting arrangements, including rights to set-off,
associated with the entity’s recognized financial assets and financial liabilities.

	Financial assets		Financial liabilities

Derivatives	2025	2024	2025	2024
Gross amounts	851	723	1,359	2,302

Gross amounts set off in the statement of financial position	10	5	-	-

Net amounts presented in the statement of financial position	841	718	1,359	2,302

Financial instruments 1	369	628	710	1,537

Cash collateral received (excluding surplus collateral) 1	66	81	602	710

Net amount	406	8	47	55

1	Related amounts not set off in the statements of financial position.